Debt - asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 8,672	€ 8,553
Asset-backed financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 457	€ 357